Taxes - Schedule of Significant Components of Deferred Tax (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)
Significant Components of Deferred Tax [Line Items]
Balance at beginning	$ 2,070,632	$ 265,093	$ 3,571,510	$ 457,946	$ 905,179	$ 116,065
Recognized in the income statement	(166,819)	(21,477)	(1,500,878)	(192,150)	2,666,331	341,881
Exchange difference		1,479		(703)
Less: valuation allowance	(1,053,632)	(135,643)
Balance at ending	850,181	$ 109,452	2,070,632	$ 265,093	3,571,510	$ 457,946
Acceleration of depreciation on property and equipment [Member]
Significant Components of Deferred Tax [Line Items]
Balance at beginning	869,259		898,716		905,179
Recognized in the income statement	(42,921)		(29,457)		(6,463)
Exchange difference
Less: valuation allowance
Balance at ending	826,338		869,259		898,716
Allowance for expected credit losses [Member]
Significant Components of Deferred Tax [Line Items]
Balance at beginning
Recognized in the income statement	197,559
Exchange difference
Less: valuation allowance
Balance at ending	197,559
Provision for employee benefits [Member]
Significant Components of Deferred Tax [Line Items]
Balance at beginning
Recognized in the income statement	(173,716)
Exchange difference
Less: valuation allowance
Balance at ending	(173,716)
Tax losses [Member]
Significant Components of Deferred Tax [Line Items]
Balance at beginning	1,201,373		2,672,794
Recognized in the income statement	(147,741)		(1,471,421)		2,672,794
Exchange difference
Less: valuation allowance	(1,053,632)
Balance at ending			$ 1,201,373		$ 2,672,794